Supplemental guarantor consolidated income statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	$ 22,444	$ 11,803	$ 8,534
Interest expense from financial instruments measured at amortized cost	(19,643)	(6,696)	(3,366)
Net interest income from financial instruments measured at fair value through profit or loss and other	1,765	1,410	1,437
Net interest income	4,566	6,517	6,605
Other net income from financial instruments measured at fair value through profit or loss	9,934	7,493	5,844
Fee and commission income	20,399	20,846	24,422
Fee and commission expense	(1,790)	(1,823)	(1,985)
Net fee and commission income	18,610	19,023	22,438
Other income	566	1,882	941
Total revenues	33,675	34,915	35,828
Credit loss expense / (release)	143	29	(148)
Personnel expenses	15,655	15,080	15,661
General and administrative expenses	11,118	9,001	9,476
Depreciation, amortization and impairment of non-financial assets	2,238	1,845	1,875
Operating expenses	29,011	25,927	27,012
Operating profit / (loss) before tax	4,521	8,960	8,964
Tax expense / (benefit)	1,206	1,844	1,903
Net profit / (loss)	3,315	7,116	7,061
Profit Loss Attributable To Noncontrolling Interests	25	32	29
Net profit / (loss) attributable to shareholders	3,290	7,084	7,032
Elimination entries
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	(5,022)	(1,575)	(703)
Interest expense from financial instruments measured at amortized cost	5,907	2,093	1,025
Net interest income from financial instruments measured at fair value through profit or loss and other	(864)	(449)	(274)
Net interest income	22	68	48
Other net income from financial instruments measured at fair value through profit or loss	(81)	112	(83)
Fee and commission income	(598)	(660)	(770)
Fee and commission expense	585	652	755
Net fee and commission income	(13)	(8)	(14)
Other income	(4,198)	(8,382)	(8,396)
Total revenues	(4,269)	(8,210)	(8,445)
Credit loss expense / (release)	37	(1)	24
Personnel expenses	0	0	1
General and administrative expenses	(2,828)	(2,660)	(2,696)
Depreciation, amortization and impairment of non-financial assets	(109)	(109)	(114)
Operating expenses	(2,937)	(2,769)	(2,809)
Operating profit / (loss) before tax	(1,370)	(5,440)	(5,660)
Tax expense / (benefit)	(48)	151	(11)
Net profit / (loss)	(1,321)	(5,592)	(5,649)
Profit Loss Attributable To Noncontrolling Interests	0	0	0
Net profit / (loss) attributable to shareholders	(1,321)	(5,592)	(5,649)
UBS AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	11,181	4,824	3,130
Interest expense from financial instruments measured at amortized cost	(14,797)	(5,449)	(2,847)
Net interest income from financial instruments measured at fair value through profit or loss and other	891	881	1,229
Net interest income	(2,725)	257	1,512
Other net income from financial instruments measured at fair value through profit or loss	7,879	5,541	3,751
Fee and commission income	2,581	2,875	3,837
Fee and commission expense	(705)	(684)	(810)
Net fee and commission income	1,876	2,191	3,027
Other income	2,994	6,732	7,555
Total revenues	10,023	14,721	15,845
Credit loss expense / (release)	18	(17)	(65)
Personnel expenses	3,356	3,251	3,401
General and administrative expenses	3,951	3,374	4,255
Depreciation, amortization and impairment of non-financial assets	888	871	949
Operating expenses	8,195	7,496	8,605
Operating profit / (loss) before tax	1,810	7,242	7,305
Tax expense / (benefit)	251	(28)	203
Net profit / (loss)	1,559	7,270	7,102
Profit Loss Attributable To Noncontrolling Interests	0	0	0
Net profit / (loss) attributable to shareholders	1,559	7,270	7,102
UBS Switzerland AG (standalone) | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	7,229	3,894	3,652
Interest expense from financial instruments measured at amortized cost	(3,055)	(736)	(520)
Net interest income from financial instruments measured at fair value through profit or loss and other	785	546	254
Net interest income	4,959	3,704	3,386
Other net income from financial instruments measured at fair value through profit or loss	1,031	900	807
Fee and commission income	5,067	4,865	5,204
Fee and commission expense	(456)	(464)	(481)
Net fee and commission income	4,611	4,401	4,723
Other income	228	203	221
Total revenues	10,829	9,208	9,137
Credit loss expense / (release)	57	50	(98)
Personnel expenses	2,201	1,995	2,098
General and administrative expenses	3,840	3,258	3,442
Depreciation, amortization and impairment of non-financial assets	411	340	285
Operating expenses	6,452	5,592	5,825
Operating profit / (loss) before tax	4,320	3,566	3,409
Tax expense / (benefit)	779	638	622
Net profit / (loss)	3,540	2,928	2,788
Profit Loss Attributable To Noncontrolling Interests	0	0	0
Net profit / (loss) attributable to shareholders	3,540	2,928	2,788
Other subsidiaries | Reportable legal entities
Condensed Income Statements Captions [Line Items]
Interest income from financial instruments measured at amortized cost and fair value through other comprehensive income	9,057	4,661	2,456
Interest expense from financial instruments measured at amortized cost	(7,699)	(2,604)	(1,024)
Net interest income from financial instruments measured at fair value through profit or loss and other	952	431	228
Net interest income	2,310	2,488	1,660
Other net income from financial instruments measured at fair value through profit or loss	1,105	940	1,369
Fee and commission income	13,350	13,766	16,151
Fee and commission expense	(1,214)	(1,327)	(1,450)
Net fee and commission income	12,136	12,439	14,702
Other income	1,542	3,329	1,560
Total revenues	17,092	19,197	19,291
Credit loss expense / (release)	31	(3)	(10)
Personnel expenses	10,097	9,835	10,161
General and administrative expenses	6,155	5,029	4,474
Depreciation, amortization and impairment of non-financial assets	1,048	744	755
Operating expenses	17,301	15,607	15,390
Operating profit / (loss) before tax	(240)	3,592	3,910
Tax expense / (benefit)	224	1,083	1,090
Net profit / (loss)	(463)	2,509	2,820
Profit Loss Attributable To Noncontrolling Interests	25	32	29
Net profit / (loss) attributable to shareholders	$ (488)	$ 2,477	$ 2,792